Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2023	2022

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	37	37
Accumulated amortization	(2,911)	(2,898)
Impairment	(1,432)	(1,432)
Exchange difference	(1)	(1)
Intangible assets, net	$29	$42

Schedule of amortization expenses related to intangible assets

	For the years ending December 31,
						2029 and
	2024	2025	2026	2027	2028	thereafter
	$	$	$	$	$	$
Amortization expenses	5	5	5	5	5	4